Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Abstract]
Trade	$ 297,329	$ 152,897
Accrued trade	25,446	26,731
Prepaids and other	91,150	76,112
Trade and other current receivables	$ 413,925	$ 255,740